PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.7%
Asset-Backed Securities 8.0%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.806%(c)	04/20/35	2,250	$2,228,256
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.380(c)	04/26/35	5,250	5,282,604
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.715(c)	04/18/35	1,500	1,483,756
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A2R, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.081(c)	05/17/31	4,326	4,279,875
Series 2020-15A, Class A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)	7.014(c)	01/17/33	2,250	2,236,958

CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.616(c)	01/20/35	2,250	2,257,425
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.850(c)	01/25/35	1,000	992,031
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	7.025(c)	01/16/33	2,250	2,245,820
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.816(c)	01/20/35	2,500	2,517,000
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.895(c)	04/15/34	5,500	5,449,277

Total Asset-Backed Securities (cost $29,075,914)				28,973,002
Commercial Mortgage-Backed Securities 9.3%
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,284,843
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,790	5,115,825
Series 2021-M01G, Class A2	1.517(cc)	11/25/30	2,500	1,987,817
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	6,707,129

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Fannie Mae-Aces, (cont’d.)
Series 2022-M13, Class A2	2.680%(cc)	06/25/32	5,000	$4,137,809
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0151, Class A3	3.511	04/25/30	900	823,901
Series K0152, Class A2	3.080	01/25/31	375	332,607
Series K1513, Class A3	2.797	08/25/34	6,500	5,219,045
Series K1514, Class A2	2.859	10/25/34	5,217	4,209,677

Total Commercial Mortgage-Backed Securities (cost $39,592,385)				33,818,653
Corporate Bonds 0.8%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,079,661
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	871,730

Total Corporate Bonds (cost $3,090,863)				2,951,391
U.S. Government Agency Obligations 56.5%
Fannie Mae Interest Strip	5.372(s)	07/15/32	635	403,189
Federal Agricultural Mortgage Corp.	3.950	02/02/26	15	14,740
Federal Farm Credit Bank	1.680	09/17/35	160	108,338
Federal Farm Credit Bank	1.730	09/22/31	600	476,081
Federal Farm Credit Bank	1.770	02/04/31	1,245	1,008,136
Federal Farm Credit Bank	1.900	10/21/30	192	159,055
Federal Farm Credit Bank	2.040	03/19/40	1,330	857,408
Federal Farm Credit Bank	2.150	12/01/31	3,430	2,801,635
Federal Farm Credit Bank	2.170	10/29/29	370	319,366
Federal Farm Credit Bank	2.200	12/09/31	1,545	1,265,582
Federal Farm Credit Bank	2.350	03/10/36	340	251,083
Federal Farm Credit Bank	2.400	03/24/36	222	165,402
Federal Farm Credit Bank	2.460	02/05/35	925	703,491
Federal Farm Credit Bank	2.490	05/19/36	165	121,165
Federal Farm Credit Bank	2.500	04/14/36	430	320,876
Federal Farm Credit Bank	5.480	06/27/42	1,000	960,603
Federal Home Loan Bank	1.150(cc)	02/10/31	485	380,524
Federal Home Loan Bank	1.250(cc)	03/17/31	100	84,296
Federal Home Loan Bank	1.350	02/18/31	20	15,682

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank	1.500%(cc)	05/27/31	100	$84,726
Federal Home Loan Bank	1.750	06/20/31	980	783,273
Federal Home Loan Bank	1.790	12/21/35	965	669,666
Federal Home Loan Bank	1.870	02/08/36	245	168,131
Federal Home Loan Bank	2.000(cc)	05/27/31	140	119,535
Federal Home Loan Bank	2.050	05/12/31	145	118,730
Federal Home Loan Bank	2.090	02/22/36	325	233,451
Federal Home Loan Bank	3.500	06/11/32	105	94,225
Federal Home Loan Bank	4.250	09/10/32	370	355,942
Federal Home Loan Mortgage Corp.	1.220	08/19/30	280	222,382
Federal Home Loan Mortgage Corp.	1.300	08/12/30	50	39,992
Federal Home Loan Mortgage Corp.	1.460	08/17/35	280	186,070
Federal Home Loan Mortgage Corp.	1.500	11/01/50	814	601,460
Federal Home Loan Mortgage Corp.	1.899(s)	11/15/38	2,500	1,177,369
Federal Home Loan Mortgage Corp.	2.000	01/01/32	163	150,555
Federal Home Loan Mortgage Corp.	2.000	05/01/51	892	696,614
Federal Home Loan Mortgage Corp.	2.500	05/01/28	369	351,416
Federal Home Loan Mortgage Corp.	2.500	05/01/28	453	432,206
Federal Home Loan Mortgage Corp.	2.500	03/01/30	309	289,791
Federal Home Loan Mortgage Corp.	2.500	09/01/31	212	198,570
Federal Home Loan Mortgage Corp.	2.500	10/01/32	273	251,748
Federal Home Loan Mortgage Corp.	2.500	11/01/46	961	797,253
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,115	4,154,395
Federal Home Loan Mortgage Corp.	3.000	10/01/28	51	49,388
Federal Home Loan Mortgage Corp.	3.000	06/01/29	169	161,783
Federal Home Loan Mortgage Corp.	3.000	12/01/30	250	238,270
Federal Home Loan Mortgage Corp.	3.000	01/01/37	421	382,861
Federal Home Loan Mortgage Corp.	3.000	04/01/43	689	608,278
Federal Home Loan Mortgage Corp.	3.000	07/01/43	734	646,762
Federal Home Loan Mortgage Corp.	3.000	10/01/46	306	265,760
Federal Home Loan Mortgage Corp.	3.000	11/01/46	261	226,256
Federal Home Loan Mortgage Corp.	3.000	12/01/46	243	210,585
Federal Home Loan Mortgage Corp.	3.000	01/01/47	837	726,423
Federal Home Loan Mortgage Corp.	3.000	03/01/47	190	165,133
Federal Home Loan Mortgage Corp.	3.000	06/01/50	703	600,130
Federal Home Loan Mortgage Corp.	3.000	02/01/52	626	530,531
Federal Home Loan Mortgage Corp.	3.500	11/01/37	182	169,522
Federal Home Loan Mortgage Corp.	3.500	06/01/42	482	441,641
Federal Home Loan Mortgage Corp.	3.500	06/01/43	352	321,448
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,041	945,715
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,169	1,054,015
Federal Home Loan Mortgage Corp.	3.500	08/01/47	875	786,316

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	10/01/47	81	$72,549
Federal Home Loan Mortgage Corp.	3.500	05/01/52	1,384	1,219,438
Federal Home Loan Mortgage Corp.	4.000	06/01/26	14	14,359
Federal Home Loan Mortgage Corp.	4.000	09/01/26	43	42,698
Federal Home Loan Mortgage Corp.	4.000	11/01/39	395	372,201
Federal Home Loan Mortgage Corp.	4.000	09/01/40	225	211,704
Federal Home Loan Mortgage Corp.	4.000	12/01/40	141	133,205
Federal Home Loan Mortgage Corp.	4.000	12/01/40	179	168,467
Federal Home Loan Mortgage Corp.	4.000	04/01/42	309	290,119
Federal Home Loan Mortgage Corp.	4.000	04/01/42	477	448,079
Federal Home Loan Mortgage Corp.	4.000	05/01/46	429	399,273
Federal Home Loan Mortgage Corp.	4.000	08/01/46	128	119,353
Federal Home Loan Mortgage Corp.	4.000	12/01/46	111	102,941
Federal Home Loan Mortgage Corp.	4.000	07/01/47	226	209,743
Federal Home Loan Mortgage Corp.	4.000	08/01/47	78	72,333
Federal Home Loan Mortgage Corp.	4.000	08/01/47	237	218,721
Federal Home Loan Mortgage Corp.	4.000	06/01/48	54	49,770
Federal Home Loan Mortgage Corp.	4.000	11/01/48	105	97,723
Federal Home Loan Mortgage Corp.	4.500	09/01/39	507	490,592
Federal Home Loan Mortgage Corp.	4.500	07/01/47	82	77,987
Federal Home Loan Mortgage Corp.	4.500	07/01/47	90	86,544
Federal Home Loan Mortgage Corp.	4.500	08/01/47	280	269,225
Federal Home Loan Mortgage Corp.	4.500	07/01/52	480	449,890
Federal Home Loan Mortgage Corp.	5.000	06/01/33	294	294,666
Federal Home Loan Mortgage Corp.	5.000	03/01/34	15	15,368
Federal Home Loan Mortgage Corp.	5.000	05/01/34	29	28,877
Federal Home Loan Mortgage Corp.	5.000	05/01/34	188	188,723
Federal Home Loan Mortgage Corp.	5.000	02/01/48	107	105,224
Federal Home Loan Mortgage Corp.	5.000	09/01/52	1,288	1,241,759
Federal Home Loan Mortgage Corp.	5.500	05/01/37	42	43,112
Federal Home Loan Mortgage Corp.	5.500	01/01/38	35	35,870
Federal Home Loan Mortgage Corp.	5.500	11/01/52	3,141	3,100,527
Federal Home Loan Mortgage Corp.	5.500	12/01/52	1,442	1,423,428
Federal Home Loan Mortgage Corp.	6.000	12/01/33	15	15,186
Federal Home Loan Mortgage Corp.	6.000	09/01/34	75	76,324
Federal Home Loan Mortgage Corp.	6.500	09/01/32	21	21,212
Federal Home Loan Mortgage Corp.	6.500	09/01/32	25	25,661
Federal Home Loan Mortgage Corp.	6.750	03/15/31	335	379,261
Federal Home Loan Mortgage Corp.	7.000	09/01/32	22	22,777
Federal National Mortgage Assoc.	0.875	08/05/30	130	102,580
Federal National Mortgage Assoc.	1.500	10/01/50	377	278,455
Federal National Mortgage Assoc.	1.500	11/01/50	2,775	2,050,331

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	1.500%	12/01/50	2,055	$1,518,220
Federal National Mortgage Assoc.	1.780	11/16/35	100	68,280
Federal National Mortgage Assoc.	2.000	08/01/31	207	191,443
Federal National Mortgage Assoc.	2.000	05/01/36	2,138	1,884,648
Federal National Mortgage Assoc.	2.000	06/01/40	605	502,901
Federal National Mortgage Assoc.	2.000	02/01/41	5,121	4,263,936
Federal National Mortgage Assoc.	2.000	05/01/41	1,976	1,634,554
Federal National Mortgage Assoc.	2.000	09/01/50	4,426	3,461,896
Federal National Mortgage Assoc.(k)	2.000	10/01/50	11,769	9,218,317
Federal National Mortgage Assoc.	2.000	11/01/50	874	684,946
Federal National Mortgage Assoc.	2.000	01/01/51	1,163	910,865
Federal National Mortgage Assoc.	2.000	01/01/51	1,658	1,298,574
Federal National Mortgage Assoc.	2.000	02/01/51	413	323,648
Federal National Mortgage Assoc.	2.000	05/01/51	2,220	1,731,608
Federal National Mortgage Assoc.	2.000	08/01/51	1,503	1,172,473
Federal National Mortgage Assoc.	2.500	06/01/28	160	152,854
Federal National Mortgage Assoc.	2.500	08/01/28	187	178,029
Federal National Mortgage Assoc.	2.500	08/01/29	38	36,110
Federal National Mortgage Assoc.	2.500	11/01/31	147	136,992
Federal National Mortgage Assoc.	2.500	02/01/36	447	403,081
Federal National Mortgage Assoc.	2.500	05/01/41	788	661,303
Federal National Mortgage Assoc.	2.500	06/01/41	1,223	1,038,943
Federal National Mortgage Assoc.	2.500	02/01/43	135	113,078
Federal National Mortgage Assoc.	2.500	12/01/46	623	513,948
Federal National Mortgage Assoc.	2.500	01/01/50	1,366	1,117,231
Federal National Mortgage Assoc.	2.500	03/01/50	198	162,089
Federal National Mortgage Assoc.	2.500	05/01/50	1,027	839,694
Federal National Mortgage Assoc.	2.500	06/01/50	511	416,164
Federal National Mortgage Assoc.	2.500	08/01/50	4,368	3,557,085
Federal National Mortgage Assoc.	2.500	09/01/50	4,452	3,624,069
Federal National Mortgage Assoc.	2.500	10/01/50	3,843	3,131,083
Federal National Mortgage Assoc.	2.500	03/01/51	2,484	2,022,141
Federal National Mortgage Assoc.	2.500	04/01/51	5,157	4,189,091
Federal National Mortgage Assoc.	2.500	05/01/51	2,757	2,238,659
Federal National Mortgage Assoc.	2.500	05/01/52	892	730,408
Federal National Mortgage Assoc.	3.000	01/01/27	112	108,314
Federal National Mortgage Assoc.	3.000	08/01/28	303	291,329
Federal National Mortgage Assoc.	3.000	02/01/31	251	238,966
Federal National Mortgage Assoc.	3.000	11/01/36	150	136,314
Federal National Mortgage Assoc.	3.000	12/01/42	768	676,683
Federal National Mortgage Assoc.	3.000	02/01/43	347	305,378
Federal National Mortgage Assoc.	3.000	03/01/43	284	249,634

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	04/01/43	324	$284,901
Federal National Mortgage Assoc.	3.000	06/01/43	144	126,647
Federal National Mortgage Assoc.	3.000	06/01/43	279	245,253
Federal National Mortgage Assoc.	3.000	07/01/43	963	846,676
Federal National Mortgage Assoc.	3.000	09/01/46	755	654,399
Federal National Mortgage Assoc.	3.000	11/01/46	905	785,002
Federal National Mortgage Assoc.	3.000	11/01/46	973	844,209
Federal National Mortgage Assoc.	3.000	01/01/47	117	102,172
Federal National Mortgage Assoc.	3.000	04/01/47	1,980	1,717,288
Federal National Mortgage Assoc.	3.000	12/01/49	259	221,474
Federal National Mortgage Assoc.	3.000	12/01/49	586	501,978
Federal National Mortgage Assoc.	3.000	01/01/50	42	36,150
Federal National Mortgage Assoc.	3.000	06/01/50	245	209,332
Federal National Mortgage Assoc.	3.000	06/01/50	677	577,803
Federal National Mortgage Assoc.	3.000	11/01/51	3,292	2,793,586
Federal National Mortgage Assoc.	3.000	02/01/52	3,119	2,641,755
Federal National Mortgage Assoc.	3.000	04/01/52	887	758,515
Federal National Mortgage Assoc.	3.000	05/01/52	3,318	2,847,666
Federal National Mortgage Assoc.	3.500	12/01/30	29	28,147
Federal National Mortgage Assoc.	3.500	11/01/32	911	876,397
Federal National Mortgage Assoc.	3.500	02/01/33	51	48,609
Federal National Mortgage Assoc.	3.500	05/01/33	83	80,171
Federal National Mortgage Assoc.	3.500	10/01/41	714	652,496
Federal National Mortgage Assoc.	3.500	12/01/41	207	189,062
Federal National Mortgage Assoc.	3.500	03/01/42	255	233,398
Federal National Mortgage Assoc.	3.500	05/01/42	889	813,109
Federal National Mortgage Assoc.	3.500	07/01/42	307	281,116
Federal National Mortgage Assoc.	3.500	12/01/42	731	666,309
Federal National Mortgage Assoc.	3.500	03/01/43	239	217,018
Federal National Mortgage Assoc.	3.500	06/01/45	1,517	1,372,725
Federal National Mortgage Assoc.	3.500	01/01/46	410	368,597
Federal National Mortgage Assoc.	3.500	12/01/46	761	682,938
Federal National Mortgage Assoc.	3.500	03/01/48	1,416	1,266,007
Federal National Mortgage Assoc.	3.500	04/01/48	1,212	1,086,723
Federal National Mortgage Assoc.	3.500	11/01/48	799	716,627
Federal National Mortgage Assoc.	3.500	04/01/52	309	271,258
Federal National Mortgage Assoc.	4.000	07/01/37	915	879,881
Federal National Mortgage Assoc.	4.000	09/01/40	391	367,676
Federal National Mortgage Assoc.	4.000	01/01/41	472	443,951
Federal National Mortgage Assoc.	4.000	09/01/44	309	289,323
Federal National Mortgage Assoc.	4.000	06/01/47	1,129	1,046,536
Federal National Mortgage Assoc.	4.000	06/01/47	1,182	1,094,927

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	08/01/47	246	$228,281
Federal National Mortgage Assoc.	4.000	09/01/47	1,428	1,329,298
Federal National Mortgage Assoc.	4.000	10/01/47	73	68,154
Federal National Mortgage Assoc.	4.000	10/01/47	713	658,468
Federal National Mortgage Assoc.	4.000	11/01/47	819	761,514
Federal National Mortgage Assoc.	4.000	12/01/47	169	157,511
Federal National Mortgage Assoc.	4.000	06/01/48	81	74,803
Federal National Mortgage Assoc.	4.000	06/01/52	4,343	3,945,876
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	370,850
Federal National Mortgage Assoc.	4.500	04/01/41	349	336,930
Federal National Mortgage Assoc.	4.500	05/01/41	296	286,411
Federal National Mortgage Assoc.	4.500	01/01/45	103	99,364
Federal National Mortgage Assoc.	4.500	12/01/47	718	681,945
Federal National Mortgage Assoc.	4.500	06/01/48	149	141,934
Federal National Mortgage Assoc.	4.500	10/01/48	574	546,859
Federal National Mortgage Assoc.	4.500	06/01/52	1,522	1,426,154
Federal National Mortgage Assoc.	4.500	07/01/52	1,918	1,796,742
Federal National Mortgage Assoc.	5.000	12/01/31	48	47,459
Federal National Mortgage Assoc.	5.000	03/01/34	142	142,265
Federal National Mortgage Assoc.	5.000	07/01/35	57	56,895
Federal National Mortgage Assoc.	5.000	09/01/35	41	41,177
Federal National Mortgage Assoc.	5.000	11/01/35	48	47,824
Federal National Mortgage Assoc.	5.000	05/01/36	21	21,424
Federal National Mortgage Assoc.	5.000	07/01/52	3,897	3,755,265
Federal National Mortgage Assoc.	5.500	02/01/34	130	132,312
Federal National Mortgage Assoc.	5.500	09/01/34	219	222,349
Federal National Mortgage Assoc.	5.500	02/01/35	193	196,324
Federal National Mortgage Assoc.	5.500	06/01/35	48	49,090
Federal National Mortgage Assoc.	5.500	06/01/35	80	81,392
Federal National Mortgage Assoc.	5.500	09/01/35	72	73,326
Federal National Mortgage Assoc.	5.500	09/01/35	148	150,277
Federal National Mortgage Assoc.	5.500	10/01/35	147	149,396
Federal National Mortgage Assoc.	5.500	11/01/35	95	96,356
Federal National Mortgage Assoc.	5.500	11/01/35	127	127,005
Federal National Mortgage Assoc.	5.500	11/01/36	4	3,727
Federal National Mortgage Assoc.	5.500	10/01/52	455	448,599
Federal National Mortgage Assoc.	5.500	11/01/52	2,303	2,274,032
Federal National Mortgage Assoc.	6.000	09/01/33	—(r)	394
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	352
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	64
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	58
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	152

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	09/01/34	10	$10,524
Federal National Mortgage Assoc.	6.000	09/01/34	14	14,218
Federal National Mortgage Assoc.	6.000	11/01/34	3	3,248
Federal National Mortgage Assoc.	6.000	11/01/34	23	23,227
Federal National Mortgage Assoc.	6.000	02/01/35	—(r)	85
Federal National Mortgage Assoc.	6.000	03/01/35	4	3,965
Federal National Mortgage Assoc.	6.000	04/01/35	—(r)	326
Federal National Mortgage Assoc.	6.000	12/01/35	53	53,756
Federal National Mortgage Assoc.	6.000	01/01/36	139	142,531
Federal National Mortgage Assoc.	6.000	05/01/36	38	38,661
Federal National Mortgage Assoc.	6.000	05/01/36	218	224,727
Federal National Mortgage Assoc.	6.500	07/01/32	231	240,649
Federal National Mortgage Assoc.	6.500	08/01/32	72	74,381
Federal National Mortgage Assoc.	6.500	09/01/32	38	39,019
Federal National Mortgage Assoc.	6.500	10/01/32	38	39,821
Federal National Mortgage Assoc.	6.500	10/01/32	241	250,964
Federal National Mortgage Assoc.	6.500	10/01/37	188	196,855
Federal National Mortgage Assoc.(k)	6.625	11/15/30	600	672,373
Federal National Mortgage Assoc.	7.000	05/01/24	1	611
Federal National Mortgage Assoc.	7.000	05/01/24	1	1,011
Federal National Mortgage Assoc.	7.000	05/01/24	3	2,773
Federal National Mortgage Assoc.	7.000	12/01/31	68	69,548
Federal National Mortgage Assoc.	7.000	09/01/33	52	53,858
Federal National Mortgage Assoc.	7.000	11/01/33	55	56,035
Federal National Mortgage Assoc.	9.000	04/01/25	—(r)	221
Federal National Mortgage Assoc.	9.500	01/01/25	—(r)	16
Federal National Mortgage Assoc.	9.500	01/01/25	1	1,312
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,150,674
Freddie Mac Coupon Strips	5.389(s)	07/15/32	565	374,126
Government National Mortgage Assoc.	2.500	12/20/46	164	139,420
Government National Mortgage Assoc.	2.500	08/20/51	2,143	1,789,925
Government National Mortgage Assoc.	3.000	03/15/45	525	453,950
Government National Mortgage Assoc.	3.000	07/20/45	1,213	1,067,503
Government National Mortgage Assoc.	3.000	07/20/46	586	515,075
Government National Mortgage Assoc.	3.000	08/20/46	1,096	963,813
Government National Mortgage Assoc.	3.000	10/20/46	88	77,682
Government National Mortgage Assoc.	3.000	02/20/47	1,656	1,454,447
Government National Mortgage Assoc.	3.000	05/20/47	310	272,694
Government National Mortgage Assoc.	3.000	12/20/47	111	97,150
Government National Mortgage Assoc.	3.000	04/20/49	451	394,824
Government National Mortgage Assoc.	3.000	09/20/51	957	828,505
Government National Mortgage Assoc.	3.500	04/20/42	127	115,449

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	01/20/43	784	$716,006
Government National Mortgage Assoc.	3.500	04/20/43	348	317,365
Government National Mortgage Assoc.	3.500	03/20/45	458	416,183
Government National Mortgage Assoc.	3.500	04/20/45	246	223,734
Government National Mortgage Assoc.	3.500	07/20/46	892	809,024
Government National Mortgage Assoc.	3.500	03/20/47	84	76,181
Government National Mortgage Assoc.	3.500	07/20/47	511	462,780
Government National Mortgage Assoc.	3.500	02/20/48	1,113	1,006,844
Government National Mortgage Assoc.	3.500	11/20/48	293	264,658
Government National Mortgage Assoc.	3.500	01/20/49	254	230,362
Government National Mortgage Assoc.	3.500	02/20/49	1,552	1,403,810
Government National Mortgage Assoc.	3.500	05/20/49	408	369,278
Government National Mortgage Assoc.	3.500	06/20/49	950	858,951
Government National Mortgage Assoc.	4.000	02/20/41	166	157,032
Government National Mortgage Assoc.	4.000	06/20/44	328	308,767
Government National Mortgage Assoc.	4.000	08/20/44	101	95,372
Government National Mortgage Assoc.	4.000	11/20/45	193	181,831
Government National Mortgage Assoc.	4.000	11/20/46	177	166,498
Government National Mortgage Assoc.	4.000	02/20/47	155	145,532
Government National Mortgage Assoc.	4.000	10/20/47	163	152,176
Government National Mortgage Assoc.	4.000	12/20/47	118	110,714
Government National Mortgage Assoc.	4.000	07/20/48	344	320,705
Government National Mortgage Assoc.	4.000	02/20/49	404	377,089
Government National Mortgage Assoc.	4.000	03/20/49	660	617,107
Government National Mortgage Assoc.	4.500	02/20/40	101	98,453
Government National Mortgage Assoc.	4.500	01/20/41	63	61,053
Government National Mortgage Assoc.	4.500	02/20/41	297	287,890
Government National Mortgage Assoc.	4.500	03/20/41	150	146,038
Government National Mortgage Assoc.	4.500	06/20/44	221	213,742
Government National Mortgage Assoc.	4.500	02/20/46	19	17,993
Government National Mortgage Assoc.	4.500	03/20/46	95	91,697
Government National Mortgage Assoc.	4.500	03/20/47	433	417,133
Government National Mortgage Assoc.	4.500	08/20/47	77	74,041
Government National Mortgage Assoc.	4.500	01/20/48	59	56,927
Government National Mortgage Assoc.	4.500	02/20/48	363	348,748
Government National Mortgage Assoc.	4.500	05/20/52	1,956	1,852,762
Government National Mortgage Assoc.	4.500	09/20/52	972	919,718
Government National Mortgage Assoc.	5.000	07/15/33	195	192,091
Government National Mortgage Assoc.	5.000	09/15/33	298	294,361
Government National Mortgage Assoc.	5.000	04/15/34	13	12,879
Government National Mortgage Assoc.	5.500	02/15/34	142	141,938
Government National Mortgage Assoc.	5.500	02/15/36	77	77,291

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r)	$12
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	18
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	54
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	86
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	12
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	20
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	66
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	90
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	10
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	109
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	13
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	72
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	82
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	440
Government National Mortgage Assoc.	7.000	04/15/24	1	620
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	4
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	12
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	68
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	90
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	116
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	182
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	246
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	2
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	25
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	129
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	326
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	341
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	429
Government National Mortgage Assoc.	7.000	07/15/24	—(r)	58
Government National Mortgage Assoc.	7.000	02/15/29	4	4,081
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	21
Government National Mortgage Assoc.	7.500	01/15/24	—(r)	321
Government National Mortgage Assoc.	7.500	02/15/24	—(r)	110
Government National Mortgage Assoc.	7.500	03/15/24	—(r)	148
Government National Mortgage Assoc.	7.500	04/15/24	—(r)	104
Government National Mortgage Assoc.	7.500	04/15/24	—(r)	235
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	13
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	115
Government National Mortgage Assoc.	7.500	06/15/24	—(r)	142
Government National Mortgage Assoc.	7.500	06/15/24	1	591
Government National Mortgage Assoc.	8.500	04/15/25	5	5,120
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630	470,303

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Resolution Funding Corp. Interest Strips, Bonds	3.564%(s)	04/15/30	1,290	$954,096
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	1,335	1,049,002
Resolution Funding Corp. Interest Strips, Bonds	4.333(s)	07/15/28	2,835	2,269,085
Resolution Funding Corp. Interest Strips, Bonds	4.343(s)	01/15/28	1,040	850,838
Resolution Funding Corp. Principal Strips, Bonds	4.075(s)	04/15/30	5,595	4,119,564
Resolution Funding Corp. Principal Strips, Bonds	4.273(s)	01/15/30	10,230	7,635,797
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,396,255
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	885	696,397
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	318,042
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	184,719
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,343,262
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,320,787

Total U.S. Government Agency Obligations (cost $230,088,908)				204,148,204
U.S. Treasury Obligations 24.1%
U.S. Treasury Bonds	2.000	11/15/41	12,975	8,695,277
U.S. Treasury Bonds	2.250	05/15/41	5,125	3,624,336
U.S. Treasury Bonds	2.500	02/15/46	3,850	2,670,336
U.S. Treasury Bonds	2.750	08/15/47	6,565	4,730,903
U.S. Treasury Bonds(k)	3.000	11/15/44	4,565	3,514,337
U.S. Treasury Bonds	3.375	11/15/48	12,605	10,186,416
U.S. Treasury Bonds	3.625	02/15/53	270	230,512
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	07/15/33	2,635	2,468,624
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,320	1,664,719
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	187,662
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,320	7,560,459
U.S. Treasury Strips Coupon	1.745(s)	02/15/39	9,525	4,608,835
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	964,061
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409	1,049,705
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	975,906
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,494,463
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	776,548
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	807,012
U.S. Treasury Strips Coupon	2.482(s)	11/15/43	13,383	5,040,582
U.S. Treasury Strips Coupon	3.243(s)	02/15/46	9,895	3,373,577
U.S. Treasury Strips Coupon	3.398(s)	08/15/41	1,485	624,280
U.S. Treasury Strips Coupon	3.443(s)	02/15/42	6,830	2,801,901
U.S. Treasury Strips Coupon	3.787(s)	02/15/41	2,565	1,106,757
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	229	70,490
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	240	72,759

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	5.035%(s)	02/15/40	17,855	$8,161,688
U.S. Treasury Strips Coupon	5.339(s)	05/15/40	21,795	9,823,926

Total U.S. Treasury Obligations (cost $109,849,825)				87,286,071

Total Long-Term Investments (cost $411,697,895)				357,177,321

	Shares
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $2,087,437)(wb)	2,087,437	2,087,437

TOTAL INVESTMENTS 99.3% (cost $413,785,332)		359,264,758
Other assets in excess of liabilities(z) 0.7%		2,358,058

Net Assets 100.0%		$361,622,816

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
FHLMC—Federal Home Loan Mortgage Corporation
SOFR—Secured Overnight Financing Rate
T—Swap payment upon termination
TBA—To Be Announced
TIPS—Treasury Inflation-Protected Securities
UMBS—Uniform Mortgage-Backed Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	4.000%	TBA	01/16/24	$(1,000)	$(908,262)
Federal National Mortgage Assoc.	5.500%	TBA	12/13/23	(4,250)	(4,187,537)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $4,920,156)					$(5,095,799)

Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
146	3 Month CME SOFR	Mar. 2024	$34,537,213	$(3,480)
235	2 Year U.S. Treasury Notes	Mar. 2024	48,048,320	154,842
454	5 Year U.S. Treasury Notes	Mar. 2024	48,510,608	369,357
481	10 Year U.S. Treasury Notes	Mar. 2024	52,812,299	335,654
				856,373
Short Positions:
585	10 Year U.S. Ultra Treasury Notes	Mar. 2024	66,406,644	(498,749)
459	20 Year U.S. Treasury Bonds	Mar. 2024	53,444,813	(480,095)
72	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	8,856,000	(117,672)
25	30 Year UMBS TBA – 3.0% Coupon	Jan. 2024	2,113,867	(22,981)
30	30 Year UMBS TBA – 3.5% Coupon	Jan. 2024	2,636,484	(25,702)
5	30 Year UMBS TBA – 4.0% Coupon	Jan. 2024	454,648	(3,874)
10	30 Year UMBS TBA – 4.5% Coupon	Jan. 2024	937,813	(8,411)
5	30 Year UMBS TBA – 5.0% Coupon	Jan. 2024	481,992	(4,342)
				(1,161,826)
				$(305,453)

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Interest rate swap agreements outstanding at November 30, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
15,195	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.330%	$—	$9,352	$9,352
5,936	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.330%	—	(9,862)	(9,862)
7,632	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.330%	—	11,716	11,716
7,835	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.330%	—	(4,640)	(4,640)
				$—	$6,566	$6,566

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).